CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES
Net income	$ 1,347	$ 920	$ 1,080
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	$ 70	(73)	(68)
Net impairment loss recognized in earnings		19	12
Depreciation	$ 91	$ 100	90
Gain on sale of other real estate owned	$ (5)		(101)
Investment securities gains			(46)
Amortization of discounts, premiums, and deferred loan fees, net	$ 756	$ 1,582	2,861
Deferred income taxes	9	71	$ 252
Earnings on bank owned life insurance	(140)	(136)
Decrease (increase) in accrued interest receivable	(560)	733	$ 250
Decrease in accrued interest payable	(14)	(40)	(47)
Increase (decrease) in deferred director compensation payable	$ 6	$ (13)	(29)
Decrease in prepaid federal deposit insurance			163
Other, net	$ 86	$ 101	(311)
Net cash provided by operating activities	1,646	$ 3,264	4,106
Available-for-sale:
Purchase of investment securities	(54,653)		(52,876)
Proceeds from repayments of investment securities	$ 14,890	$ 47,200	21,057
Proceeds from sales of investment securities			6,825
Held-to-maturity:
Purchase of investment securities	$ (56,249)	$ (12,783)	(9,994)
Purchase of mortgage-backed securities	(21,184)	(98,710)	(135,304)
Proceeds from repayments of investment securities	41,726	17,182	65,606
Proceeds from repayments of mortgage-backed securities	$ 76,219	$ 23,109	75,989
Proceeds from sales of investment securities			337
Purchase of bank owned life insurance		$ (2,000)	(2,000)
Purchase of certificates of deposit	$ (100)		(250)
Maturities/redemptions of certificates of deposit	348		497
Net (increase) decrease in net loans receivable	(16,655)	$ 1,874	7,951
Purchase of Federal Home Loan Bank Stock	(12,519)	(8,726)	(998)
Redemption of Federal Home Loan Bank stock	12,340	7,968	2,911
Acquisition of premises and equipment	(106)	$ (101)	(121)
Sale of other real estate owned	254		225
Other	(2)		(5)
Net cash used for investing activities	(15,689)	$ (24,987)	(20,150)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	$ (3,038)	1,335	$ (1,649)
Repayments of Federal Home Loan Bank long-term advances		(5,000)
Proceeds from Federal Home Loan Bank long-term advances	$ 6,109	99,196
Net (decrease) increase in Federal Home Loan Bank short-term advances	14,204	(73,086)	$ 17,442
Purchase of treasury stock	(186)	(10)
Increase in unallocated ESOP shares	(504)	(950)
Cash dividends paid	(329)	(329)	$ (328)
Net cash provided by financing activities	16,256	21,156	15,465
Increase (decrease) in cash and cash equivalents	2,213	(567)	(579)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,360	1,927	2,506
CASH AND CASH EQUIVALENTS AT END OF YEAR	3,573	1,360	1,927
Cash paid during the year for:
Interest	1,169	1,397	1,454
Taxes	668	$ 453	$ 578
Non-cash items:
Mortgage loans transferred to other real estate owned	246
Educational Improvement Tax Credits	33	$ 47	$ 107
Unfunded security commitments	$ 1,969